Operating And Reporting Segments	12 Months Ended
Nov. 30, 2014
Segment Reporting [Abstract]
Operating And Reporting Segments
Operating and Reporting Segments
The Company’s operating segments are aggregated into reportable segments, based primarily upon similar economic characteristics, geography and product type. The Company’s reportable segments consist of:

(1)	Homebuilding East

(2)	Homebuilding Central

(3)	Homebuilding West

(4)	Homebuilding Southeast Florida

(5)	Homebuilding Houston

(6)	Financial Services

(7)	Rialto

(8)	Lennar Multifamily
Information about homebuilding activities in which the Company’s homebuilding activities are not economically similar to other states in the same geographic area is grouped under “Homebuilding Other,” which is not considered a reportable segment.
Evaluation of segment performance is based primarily on operating earnings (loss) before income taxes. Operations of the Company’s homebuilding segments primarily include the construction and sale of single-family attached and detached homes, as well as the purchase, development and sale of residential land directly and through the Company’s unconsolidated entities. Operating earnings (loss) for the homebuilding segments consist of revenues generated from the sales of homes and land, equity in earnings (loss) from unconsolidated entities and other income (expense), net, less the cost of homes sold and land sold, selling, general and administrative expenses and other interest expense of the segment.
The Company’s reportable homebuilding segments and all other homebuilding operations not required to be reported separately, have operations located in:
East: Florida(1), Georgia, Maryland, New Jersey, North Carolina, South Carolina and Virginia
Central: Arizona, Colorado and Texas(2)
West: California and Nevada
Southeast Florida: Southeast Florida
Houston: Houston, Texas
Other: Illinois, Minnesota, Oregon, Tennessee and Washington

(1)	Florida in the East reportable segment excludes Southeast Florida, which is its own reportable segment.

(2)	Texas in the Central reportable segment excludes Houston, Texas, which is its own reportable segment.
Operations of the Lennar Financial Services segment include primarily mortgage financing, title insurance and closing services for both buyers of the Company’s homes and others. The Lennar Financial Services sells substantially all of the loans it originates within a short period in the secondary mortgage market, the majority of which are sold on a servicing released, non-recourse basis. After the loans are sold, the Company retains potential liability for possible claims by purchasers that it breached certain limited industry-standard representations and warranties in the loan sale agreements. Lennar Financial Services’ operating earnings consist of revenues generated primarily from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the segment. The Lennar Financial Services segment operates generally in the same states as the Company’s homebuilding operations as well as in other states.
Operations of the Rialto segment include raising, investing and managing third-party capital, originating and securitizing commercial mortgage loans as well as investing its own capital in real estate related mortgage loans, properties and related securities. Rialto utilizes its vertically-integrated investment and operating platform to underwrite, diligence, acquire, manage, workout and add value to diverse portfolios of real estate loans, properties and securities as well as providing strategic real estate capital. Rialto’s operating earnings consists of revenues generated primarily from gains from securitization transactions and interest income from the RMF business, interest income associated with portfolios of real estate loans acquired in partnership with the FDIC and other portfolios of real estate loans and assets acquired, asset management, due diligence and underwriting fees derived from the segment's investments in the real estate investment funds managed by the Rialto segment, fees for sub-advisory services, other income (expense), net, consisting primarily of gains upon foreclosure of real estate owned (“REO”) and gains on sale of REO, and equity in earnings (loss) from unconsolidated entities, less the costs incurred by the segment for managing portfolios, costs related to RMF, REO expenses and other general and administrative expenses.
Operations of the Lennar Multifamily segment include revenues generated from the sales of land, revenue from construction activities and management fees generated from joint ventures and equity in earnings (loss) from unconsolidated entities, less the cost of sales of land, expenses related to construction activities and general and administrative expenses.
Each reportable segment follows the same accounting policies described in Note 1—“Summary of Significant Accounting Policies” to the consolidated financial statements. Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent, stand-alone entity during the periods presented.
Financial information relating to the Company’s operations was as follows:

	November 30,
(In thousands)	2014	2013
Assets:
Homebuilding East	$2,323,978	1,890,138
Homebuilding Central	1,233,991	963,815
Homebuilding West	3,454,611	3,108,395
Homebuilding Southeast Florida	722,706	757,125
Homebuilding Houston	398,538	307,864
Homebuilding Other	880,912	808,496
Rialto	1,458,152	1,479,313
Lennar Financial Services	1,177,053	796,710
Lennar Multifamily	268,014	147,089
Corporate and unallocated	1,040,312	1,014,302
Total assets	$12,958,267	11,273,247
Lennar Homebuilding investments in unconsolidated entities:
Homebuilding East	$10,620	19,569
Homebuilding Central	35,772	56,136
Homebuilding West	564,643	600,622
Homebuilding Southeast Florida	32,670	36,595
Homebuilding Houston	162	2,074
Homebuilding Other	12,970	1,953
Total Lennar Homebuilding investments in unconsolidated entities	$656,837	716,949
Rialto investments in unconsolidated entities	$175,700	154,573
Lennar Multifamily investments in unconsolidated entities	$105,674	46,301
Rialto goodwill	$5,396	—
Lennar Financial Services goodwill	$38,854	34,046

	Years Ended November 30,
(In thousands)	2014	2013	2012
Revenues:
Homebuilding East	$2,247,681	1,842,162	1,299,980
Homebuilding Central	936,940	743,475	506,388
Homebuilding West	1,796,375	1,161,332	697,289
Homebuilding Southeast Florida	692,898	502,175	367,641
Homebuilding Houston	713,113	641,161	471,623
Homebuilding Other	638,123	464,642	238,311
Lennar Financial Services	454,381	427,342	384,618
Rialto	230,521	138,060	138,856
Lennar Multifamily	69,780	14,746	426
Total revenues (1)	$7,779,812	5,935,095	4,105,132
Operating earnings (loss):
Homebuilding East (2)	$340,108	251,117	113,997
Homebuilding Central (3)	75,585	55,203	24,827
Homebuilding West (4)	292,719	211,155	(14,027)
Homebuilding Southeast Florida (5)	161,963	106,889	71,057
Homebuilding Houston	107,622	80,819	46,275
Homebuilding Other (6)	55,724	27,892	16,856
Lennar Financial Services	80,138	85,786	84,782
Rialto	44,079	26,128	11,569
Lennar Multifamily	(10,993)	(16,988)	(5,884)
Total operating earnings	1,146,945	828,001	349,452
Corporate general and administrative expenses	177,161	146,060	127,338
Earnings before income taxes	$969,784	681,941	222,114

(1)
Total revenues were net of sales incentives of $449.2 million ($21,400 per home delivered) for the year ended November 30, 2014, $373.1 million ($20,500 per home delivered) for the year ended November 30, 2013 and $388.2 million ($28,300 per home delivered) for the year ended November 30, 2012.

(2)
For the year ended November 30, 2012, operating earnings included $2.4 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes, $1.8 million in write-offs of option deposits and pre-acquisition costs and $1.0 million in write-offs of other receivables.

(3)	For the year ended November 30, 2014, operating earnings included $1.1 million in write-offs of option deposits and pre-acquisition costs and $2.0 million in write-offs of other receivables.

(4)
For the year ended November 30, 2014, operating earnings included $2.0 million in write-offs of option deposits and pre-acquisition costs and $4.3 million of the Company's share of valuation adjustments primarily related to assets of a Lennar Homebuilding unconsolidated entity. For the year ended November 30, 2013, operating earnings included a $14.4 million gain on the sale of an operating property, $19.8 million of our share of equity in earnings as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, operating loss included $5.2 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes and $12.1 million of the Company's share of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding unconsolidated entities.

(5)
For the year ended November 30, 2014, operating earnings included $3.0 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes and $1.0 million of valuation adjustments to other assets. For the year ended November 30, 2013, operating earnings included $4.0 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes. For the year ended November 30, 2012, operating earnings included a $15.0 million gain on the sale of an operating property, partially offset by $3.6 million of valuation adjustments to finished homes, CIP and land on which the Company intends to build homes.

(6)	For the year ended November 30, 2014, operating earnings included $1.5 million in write-offs of option deposits and pre-acquisition costs.

Changes in market conditions and other specific developments may cause the Company to re-evaluate its strategy regarding certain assets that could result in further valuation adjustments and/or additional write-offs of option deposits and pre-acquisition costs due to abandonment of those options contracts.

	Years Ended November 30,
(In thousands)	2014	2013	2012
Lennar Homebuilding interest expense:
Homebuilding East	$65,437	65,123	60,026
Homebuilding Central	24,593	28,534	24,765
Homebuilding West	58,999	63,106	49,096
Homebuilding Southeast Florida	21,307	19,237	17,282
Homebuilding Houston	14,914	16,412	13,800
Homebuilding Other	16,289	21,844	16,416
Total Lennar Homebuilding interest expense	$201,539	214,256	181,385
Lennar Financial Services interest income, net	$6,585	5,154	3,697
Depreciation and amortization:
Homebuilding East	$10,860	8,955	6,039
Homebuilding Central	5,568	3,569	2,165
Homebuilding West	14,533	10,594	9,225
Homebuilding Southeast Florida	3,039	2,047	1,889
Homebuilding Houston	3,252	2,647	1,692
Homebuilding Other	5,729	4,213	3,228
Lennar Financial Services	4,539	2,755	2,863
Rialto	7,367	5,588	6,998
Lennar Multifamily	595	484	—
Corporate and unallocated	23,641	23,056	23,294
Total depreciation and amortization	$79,123	63,908	57,393
Net additions (disposals) to operating properties and equipment:
Homebuilding East	$350	97	597
Homebuilding Central	578	201	114
Homebuilding West (1)	6,719	(128,058)	724
Homebuilding Southeast Florida (2)	(42,780)	78	4
Homebuilding Houston	6	—	—
Homebuilding Other	1,042	561	193
Lennar Financial Services	4,502	3,648	960
Rialto	4,361	4,052	—
Lennar Multifamily	1,907	92	12
Corporate and unallocated	1,977	401	218
Total net additions (disposals) to operating properties and equipment	$(21,338)	(118,928)	2,822
Lennar Homebuilding equity in earnings (loss) from unconsolidated entities
Homebuilding East	$2,254	678	542
Homebuilding Central	(131)	(87)	(514)
Homebuilding West (3)	(1,647)	22,039	(25,415)
Homebuilding Southeast Florida	(576)	(152)	(961)
Homebuilding Houston	121	2,079	(35)
Homebuilding Other	(376)	(754)	(289)
Total Lennar Homebuilding equity in earnings (loss) from unconsolidated entities	$(355)	23,803	(26,672)
Rialto equity in earnings from unconsolidated entities	$59,277	22,353	41,483
Lennar Multifamily equity in earnings (loss) from unconsolidated entities	$14,454	(271)	(4)

(1)	For the year ended November 30, 2013, net disposals of operating properties and equipment included the sale of an operating property with a basis of $127.1 million.

(2)	For the year ended November 30, 2014, net disposals to operating properties and equipment included the sale of an operating property with a basis of $44.1 million.

(3)
For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $4.3 million of the Company's share of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by the Company's share of operating earnings of $4.7 million related to third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $12.1 million of the Company's share of valuation adjustments primarily related to assets of Lennar Homebuilding unconsolidated entities.